GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net [Abstract]
2025	$ 11,792
2026	11,742
2027	11,707
2028	10,423
2029	6,392
Thereafter	16,861
Net carrying amount	$ 68,917	$ 88,652	$ 51,664